BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2013
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
Schedule of Balances and Transactions with Related Parties

a.	Balances with related parties:

	June 30,	December 31,
	2013	2012
	Unaudited

Other accounts payable and accrued expenses:
DBSI (see Note 3e(1))	$52	$52

	$52	$52

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2013	2012	2013	2012	2012
	Unaudited

Management fees to DBSI (see Note 3e(1))	$90	$90	$45	$45	$180
Sales to affiliate	$361	$822	$232	$458	$1,187